REGULATORY MATTERS - GENERAL RATE CASE (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2016
Southern California Gas Company [Member]
General Rate Case [Line Items]
Adjustment To Revenue, Refund Of Tax Memorandum Account, Pre-tax			$ 72
Adjustment To Revenue, Refund Of Tax Memorandum Account, Net of Tax			(43)
Adjustment To Revenue, Change in Tax Estimates, Pre-tax			(11)
Adjustment To Revenue, Change in Tax Estimates, Net of Tax			(6)
Adjustment To Revenue Related To Tax Repairs Deductions, Pre-tax			(83)	$ 27
Adjustment To Revenue Related To Tax Repairs Deductions, Net of Tax			(49)	16
San Diego Gas and Electric Company [Member]
General Rate Case [Line Items]
Adjustment To Revenue, Refund Of Tax Memorandum Account, Pre-tax			37
Adjustment To Revenue, Refund Of Tax Memorandum Account, Net of Tax			(22)
Adjustment To Revenue, Change in Tax Estimates, Pre-tax			(15)
Adjustment To Revenue, Change in Tax Estimates, Net of Tax			(9)
Adjustment To Revenue Related To Tax Repairs Deductions, Pre-tax			(52)	5
Adjustment To Revenue Related To Tax Repairs Deductions, Net of Tax			(31)	3
Year 2016 [Member] | Southern California Gas Company [Member]
General Rate Case [Line Items]
General Rate Case, Revenue Requirement, Approved		$ 2,204
General Rate Case Revenue Requirement, Balancing Account				47
General Rate Case, Rate Base Adjustment				38
General Rate Case, Revenue Requirement Adjustment				5
Income Tax Examination, Increase (Decrease) in Liability from Prior Year					$ (19)
Year 2016 [Member] | San Diego Gas and Electric Company [Member]
General Rate Case [Line Items]
General Rate Case, Revenue Requirement, Approved		1,791
General Rate Case Revenue Requirement, Balancing Account				20
General Rate Case, Rate Base Adjustment				55
General Rate Case, Revenue Requirement Adjustment				$ 7
Income Tax Examination, Increase (Decrease) in Liability from Prior Year					$ (5)
Years 2017 and 2018 [Member] | Southern California Gas Company [Member]
General Rate Case [Line Items]
General Rate Case, Revenue Requirement, Approved Percentage Increase Decrease Annual Escalation				3.50%
Z Factor Mechanism, Deductible Per Event				$ 5
Years 2012 through 2014 [Member] | Southern California Gas Company [Member]
General Rate Case [Line Items]
Regulatory Liability		11	11
Years 2012 through 2014 [Member] | San Diego Gas and Electric Company [Member]
General Rate Case [Line Items]
Regulatory Liability		$ 15	$ 15
Year 2015 [Member] | Southern California Gas Company [Member]
General Rate Case [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount	$ 32
Year 2015 [Member] | San Diego Gas and Electric Company [Member]
General Rate Case [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount	$ 53